Long-Term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt	Long-Term Debt
In May 2023, the Company entered into a new secured revolving credit facility agreement (or the 2023 Revolver), and in July 2023, the Company cancelled its previous revolving credit facility (or the 2020 Revolver). As at December 31, 2023, the Company had one revolving credit facility, which, as at such date, provided for aggregate borrowings of up to $321.8 million (December 31, 2022 - $82.5 million), of which $321.8 million (December 31, 2022 - $82.5 million) was undrawn. The 2023 Revolver matures in May 2029, and interest payments are based on the Secured Overnight Financing Rate (or SOFR) plus a margin of 2.00% (December 31, 2022 - London Inter-Bank Offered Rate (or LIBOR) plus a margin of 2.40%). The total amount available under the 2023 Revolver decreases by $67.8 million (2024), $67.8 million (2025), $66.4 million (2026), $55.0 million (2027), $43.3 million (2028) and $21.5 million (thereafter). The 2023 Revolver is collateralized by 19 of the Company's vessels, together with other related security.

The 2023 Revolver requires the Company to maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility. This requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should this ratio drop below the required amount, the lender may request that the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As at December 31, 2023, the hull coverage ratio for the 2023 Revolver was not applicable due to no balance being drawn. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5% of the Company's total consolidated debt and obligations related to finance leases. As at December 31, 2023, the Company was in compliance with all covenants in respect of the 2023 Revolver.
The interest rate on the Company’s long-term debt facility as at December 31, 2023 was 7.4% (December 31, 2022 – 6.8%).